Note 5 - Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Changes in the Allowance for Loan Losses [Table Text Block]
	2015	2014	2013

Balance, Beginning of Year	$8,802,316	$11,805,986	$12,736,921

Provision for Loan Losses	865,500	1,308,000	4,485,000
Loans Charged Off	(2,083,347)	(5,104,491)	(6,227,716)
Recoveries of Loans Previously Charged Off	1,019,436	792,821	811,781

Balance, End of Year	$8,603,905	$8,802,316	$11,805,986

Allowance for Credit Losses on Financing Receivables [Table Text Block]
2015	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$497,561	$(454,971)	$52,111	$760,663	$855,364
Agricultural	304,172	(5,000)	3,600	(99,681)	203,091

Real Estate
Commercial Construction	1,222,695	(97,698)	485,834	(920,065)	690,766
Residential Construction	138,092	-	-	(118,202)	19,890
Commercial	3,664,777	(275,297)	270,003	191,044	3,850,527
Residential	2,425,327	(929,668)	109,626	385,070	1,990,355
Farmland	103,800	(40,000)	20,000	827,892	911,692

Consumer and Other
Consumer	66,914	(255,062)	61,976	189,549	63,377
Other	378,978	(25,651)	16,286	(350,770)	18,843

	$8,802,316	$(2,083,347)	$1,019,436	$865,500	$8,603,905

2014

Commercial and Agricultural
Commercial	$1,017,073	$(624,944)	$76,002	$29,430	$497,561
Agricultural	293,886	-	2,700	7,586	304,172

Real Estate
Commercial Construction	1,782,179	(1,543,099)	485,005	498,610	1,222,695
Residential Construction	138,092	-	-	-	138,092
Commercial	4,379,276	(1,326,825)	90,042	522,284	3,664,777
Residential	3,278,269	(1,033,966)	31,127	149,897	2,425,327
Farmland	311,494	(233,580)	20,000	5,886	103,800

Consumer and Other
Consumer	243,253	(342,077)	72,477	93,261	66,914
Other	362,464	-	15,468	1,046	378,978

	$11,805,986	$(5,104,491)	$792,821	$1,308,000	$8,802,316
2013	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$981,021	$(120,690)	$55,829	$100,913	$1,017,073
Agricultural	296,175	(34,502)	6,200	26,013	293,886

Real Estate
Commercial Construction	1,890,200	(2,071,162)	253,459	1,709,682	1,782,179
Residential Construction	138,092	-	-	-	138,092
Commercial	5,162,839	(2,872,408)	297,984	1,790,861	4,379,276
Residential	3,405,947	(706,242)	64,583	513,981	3,278,269
Farmland	290,526	(20,977)	21,762	20,183	311,494

Consumer and Other
Consumer	227,774	(397,822)	93,520	319,781	243,253
Other	344,347	(3,913)	18,444	3,586	362,464

	$12,736,921	$(6,227,716)	$811,781	$4,485,000	$11,805,986

Loan Allowance by Impairment Methodology [Table Text Block]
	Ending Allowance Balance			Ending Loan Balance
2015	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$94,538	$760,826	$855,364	$122,928	$47,658,761	$47,781,689
Agricultural	-	203,091	203,091	8,445	19,185,052	19,193,497

Real Estate
Commercial Construction	25,344	665,422	690,766	1,622,560	38,484,073	40,106,633
Residential Construction	-	19,890	19,890	-	9,413,263	9,413,263
Commercial	1,607,962	2,242,565	3,850,527	23,628,213	322,633,820	346,262,033
Residential	308,188	1,682,167	1,990,355	3,597,386	193,405,033	197,002,419
Farmland	37,386	874,306	911,692	1,402,939	60,376,920	61,779,859

Consumer and Other
Consumer	-	63,377	63,377	-	20,605,465	20,605,465
Other	-	18,843	18,843	-	16,490,737	16,490,737

Total End of Year Balance	$2,073,418	$6,530,487	$8,603,905	$30,382,471	$728,253,124	$758,635,595
	Ending Allowance Balance			Ending Loan Balance
2014	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$96,580	$400,981	$497,561	$96,580	$50,863,685	$50,960,265
Agricultural	-	304,172	304,172	-	16,689,444	16,689,444

Real Estate
Commercial Construction	53,947	1,168,748	1,222,695	3,384,377	47,874,593	51,258,970
Residential Construction	-	138,092	138,092	-	11,220,683	11,220,683
Commercial	456,941	3,207,836	3,664,777	21,693,061	310,537,786	332,230,847
Residential	414,684	2,010,643	2,425,327	7,559,965	196,192,655	203,752,620
Farmland	28,962	74,838	103,800	1,700,793	48,250,191	49,950,984

Consumer and Other
Consumer	-	66,914	66,914	-	22,820,314	22,820,314
Other	-	378,978	378,978	-	7,209,682	7,209,682

Total End of Year Balance	$1,051,114	$7,751,202	$8,802,316	$34,434,776	$711,659,033	$746,093,809

2013

Commercial and Agricultural
Commercial	$433,714	$583,359	$1,017,073	$1,542,058	$46,565,390	$48,107,448
Agricultural	-	293,886	293,886	-	10,665,938	10,665,938

Real Estate
Commercial Construction	830,546	951,633	1,782,179	7,971,298	44,767,485	52,738,783
Residential Construction	-	138,092	138,092	-	6,549,260	6,549,260
Commercial	423,685	3,955,591	4,379,276	24,757,942	317,025,596	341,783,538
Residential	526,005	2,752,264	3,278,269	6,545,490	199,712,437	206,257,927
Farmland	85,500	225,994	311,494	1,617,206	45,417,220	47,034,426

Consumer and Other
Consumer	-	243,253	243,253	-	25,675,560	25,675,560
Other	-	362,464	362,464	9,146	12,396,436	12,405,582

Total End of Year Balance	$2,299,450	$9,506,536	$11,805,986	$42,443,140	$708,775,322	$751,218,462